INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 21, 2019 TO THE PROSPECTUS DATED DECEMBER 28, 2018,

AS PREVIOUSLY SUPPLEMENTED

As of market close on June 21, 2019, the following fund is no longer included in the Prospectus:

Invesco China Technology ETF (CQQQ)

Please Retain This Supplement For Future Reference.

P-PS-TRUSTII-PRO-2-SUP 062119

INVESCO EXCHANGE-TRADED FUND TRUST II

SUPPLEMENT DATED JUNE 21, 2019 TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED DECEMBER 28, 2018, AS PREVIOUSLY SUPPLEMENTED

As of market close on June 21, 2019, the following fund is no longer included in the Statement of Additional Information:

Invesco China Technology ETF (CQQQ)

Please Retain This Supplement For Future Reference.

P-PS-TRUSTII-CQQQ CGW-SAI-SUP 062119